Consolidated Statements of Operations and other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues
Revenues, net	$ 78,009	$ 74,349
Operating costs and expenses
Cost of revenue (net of $2,805 and $4,148 of government subsidies)	64,695	56,823
General and administrative expenses (net of $201 and $318 of government subsidies)	14,436	16,176
Sales and marketing expenses	864	2,007
Goodwill impairment		291
Total operating costs and expenses	79,995	75,297
Loss from operations	(1,986)	(948)
Other operating income (expense), net (includes $60 and $8 of government subsidies)	57	(27)
Interest expense	(672)	(789)
Loss before income taxes	(2,601)	(1,764)
Income tax expense	(366)	(456)
Net loss	(2,967)	(2,220)
Loss attributable to non-controlling interests	530	278
Net loss attributable to Primech Holdings Limited	(2,437)	(1,942)
Other comprehensive income (loss): Currency translation adjustment	794	72
Comprehensive loss	(2,173)	(2,148)
Comprehensive loss attributable to non-controlling interests	528	278
Comprehensive loss attributable to Primech Holdings Limited	$ (1,645)	$ (1,870)
Earnings loss per share:
Basic (in Dollars per share)	$ (0.06)	$ (0.05)
Diluted (in Dollars per share)	$ (0.06)	$ (0.05)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	38,417,987	37,584,000
Diluted (in Shares)	38,417,987	37,584,000